Life Insurance Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortization of policy acquisition costs charged to income	¥ 7,196	¥ 7,307	¥ 7,541